Statutory Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Reserve [Abstract]
Statutory reserve, description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end).
Statutory reserve	$ 836,215	$ 767,207